INTANGIBLE ASSETS (Tables)	12 Months Ended
Jun. 30, 2015
Acquired Intangible Assets

The components of intangible assets acquired during the periods presented were as follows:

(In millions)	Amount	Weighted Average Life	Amount	Weighted Average Life

Year Ended June 30,	2015		2014

Technology-based	$874	5 years	$2,841	9 years
Marketing-related	543	8 years	174	2 years
Contract-based	0		1,500	9 years
Customer-related	37	4 years	363	3 years

Total	$1,454	6 years	$4,878	8 years

Finite-Lived Intangible Assets

The components of intangible assets, all of which are finite-lived, were as follows:

(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Year Ended June 30,			2015			2014

Technology-based (a)	$6,187	$(3,410)	$2,777	$6,440	$(2,615)	$3,825
Marketing-related	1,974	(540)	1,434	1,518	(324)	1,194
Contract-based	1,344	(862)	482	2,266	(716)	1,550
Customer-related	632	(490)	142	732	(320)	412

Total	$10,137	$(5,302)	$4,835	$10,956	$(3,975)	$6,981

(a)	Technology-based intangible assets included $116 million and $98 million as of June 30, 2015 and 2014, respectively, of net carrying amount of software to be sold, leased, or otherwise marketed.

Estimated Future Amortization Expense Related to Intangible Assets

The following table outlines the estimated future amortization expense related to intangible assets held at June 30, 2015:

(In millions)

Year Ending June 30,

2016	$910
2017	755
2018	670
2019	554
2020	495
Thereafter	1,451

Total	$4,835

Nokia Devices And Services Business
Acquired Intangible Assets

Following are the details of the purchase price allocated to the intangible assets acquired:

(In millions)	Amount	Weighted Average Life

Technology-based	$2,493	9 years
Contract-based	1,500	9 years
Customer-related	359	3 years
Marketing-related (trade names)	157	2 years

Fair value of intangible assets acquired	$4,509	8 years